================================================================================
   THE BEDFORD FAMILY


   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
   MUNICIPAL
   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
   GOVERNMENT OBLIGATIONS
   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

   SEMI-ANNUAL REPORT
   FEBRUARY 28, 2001
================================================================================

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT

     The impact of the Federal Reserve's restrictive monetary policy became evident in the second half of 2000 as the nation's gross domestic product (GDP) decelerated to 2.2% in the third quarter and to just 1% in the fourth quarter. This marked a sharp slowdown from the 5.2% rate of growth in the first half of 2000. Consumer spending, which accounts for two thirds of GDP, led the slowdown as the year ended. Consumer confidence also weakened in reaction to the spike in energy prices earlier in the year and the extent of the decline in stock market valuations. Finally, corporate profits also deteriorated over the course of the year and earnings short-falls and warning announcements became the norm, well into the first quarter of 2001.

     The Federal Reserve maintained its tight monetary policy during all of 2000, although no further rate increases were made after the decision in May to raise the federal funds rate to 6.5%. The most dramatic change in the money markets during the last six months was the steep inversion of the yield curve. As sentiment swung toward a more accommodative Fed, yields on one-year securities fell from over 7.25% to 6% at year-end. In early January, the Fed took the unusual step of cutting rates in between regularly scheduled meetings by fifty basis points. Their rationale was that a deepening weakness in overall business activity was now a greater threat to the economy than an imminent rekindling of inflation. At the end of January, the Fed again eased aggressively. A second fifty basis point cut pushed money market yields sharply lower and kept the yield curve steeply inverted. By late February, the market was poised for additional Fed easings of at least 50-100 basis points. The average weighted maturities of the RBB Money Market and Government Money Market Portfolios were shortened during the period, as the yield curve inverted and offered little incentive to buy longer-dated obligations. At the end of February, both portfolios had 37-day average weighted maturities. Assets in RBB Money Market were $1.08 billion and RBB Government was $137 million.

     The municipal money markets saw yields decline over the last two quarters, in tandem with the Fed's rate cuts. Supply and demand also had a strong impact on tax-exempt yields. The fourth quarter of 2000, for example, experienced some of the highest yields of the year as dealer inventories were cleared out before year-end. Assets continued to pour into tax-exempt money funds during the period as the stock market sell-off pumped new cash into the market. Credit quality also became a growing concern during the last six months. The problems with certain California utilities and the health of the Japanese banking system were two widely publicized issues that helped reiterate the importance of high quality investments. RBB Municipal Money Market Portfolio ended February with a 33-day average weighted maturity and assets of $145 million.


                     BlackRock Institutional Management Corporation
                     (Please dial toll-free 800-430-9618 for questions regarding your account or contact your broker.)

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

                                                       PAR
                                                      (000)          VALUE
                                                     -------    --------------
CERTIFICATES OF DEPOSIT--11.4%
DOMESTIC CERTIFICATES OF DEPOSIT--3.0%
American Express Centurion Bank
   5.500% 03/23/01 .............................     $20,000    $   20,000,000
Wilmington Trust Company
   5.410% 07/23/01 .............................      12,500        12,500,000
                                                                --------------
                                                                    32,500,000
                                                                --------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--8.4%
Bank of Montreal
   5.500% 03/23/01 .............................      25,000        25,000,000
Merita Bank Ltd NY Branch
   5.405% 06/11/01 .............................      25,000        25,000,346
   5.330% 06/15/01 .............................       6,000         6,000,000
Natexis Banque Populaires S.A.
   5.330% 07/09/01 .............................      35,000        35,000,000
                                                                --------------
                                                                    91,000,346
                                                                --------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $123,500,346) .....................                   123,500,346
                                                                --------------

COMMERCIAL PAPER--47.1%
ASSET BACKED SECURITIES--21.7%
Amstel Funding Corp.
   5.300% 05/04/01 .............................      30,000        29,717,333
Crown Point Capital Co.
   5.510% 04/18/01 .............................      18,000        17,867,760
Emerald Certificates Program
   5.740% 03/16/01 .............................      12,000        11,971,300
Fairway Finance Ltd.
   5.500% 03/19/01 .............................      35,000        34,903,750
K2 (USA) LLC
   6.460% 04/17/01 .............................      12,000        11,898,793
   5.250% 06/12/01 .............................      19,000        18,714,604
Moriarty Ltd.
   5.520% 04/23/01 .............................      40,000        39,674,933
New Castle Certificates Program
   5.450% 04/05/01 .............................      33,000        32,825,146
   5.340% 05/11/01 .............................       5,000         4,947,342
   5.320% 05/16/01 .............................       7,000         6,921,382
Sheffield Receivables Corp.
   5.490% 03/13/01 .............................      25,000        24,954,250
                                                                --------------
                                                                   234,396,593
                                                                --------------

                                                       PAR
                                                      (000)          VALUE
                                                     -------    --------------
BANKS--10.6%
Banque Generale Du Luxembourg
   5.390% 04/30/01 .............................     $10,000    $    9,910,167
DEPFA-Bank Europe PLC.
   6.480% 04/16/01 .............................      20,000        19,834,400
   5.210% 07/20/01 .............................      20,000        19,591,883
HSBC USA Inc.
   6.671% 03/09/01 .............................      35,000        34,948,114
Swedbank
   6.400% 04/12/01 .............................      30,000        29,776,000
                                                                --------------
                                                                   114,060,564
                                                                --------------
CHEMICALS & ALLIED PRODUCTS--2.4%
BASF (AG)
   6.440% 03/19/01 .............................      12,000        11,961,360
   6.430% 04/05/01 .............................      14,500        14,409,355
                                                                --------------
                                                                    26,370,715
                                                                --------------
GOVERNMENT--1.4%
Quebec, Province of
   6.400% 03/23/01 .............................      15,000        14,941,333
                                                                --------------
MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS--1.8%
National Rural Utility Cooperative
   Finance Corp.
   6.410% 04/26/01 .............................      20,000        19,800,578
                                                                --------------
NATURAL GAS TRANS. & DISTR.--1.4%
Consolidated Natural Gas Co.
   5.580% 04/30/01 .............................      15,000        14,860,500
                                                                --------------
PETROLEUM REFINING--0.9%
Repsol International Finance BV
   6.570% 03/05/01 .............................      10,000         9,992,700
                                                                --------------
SECURITY BROKERS & DEALERS--6.9%
Goldman Sachs Group, Inc. (The)
   5.580% 03/01/01 .............................      50,000        50,000,000
Lehman Brothers Holdings Inc.
   6.470% 04/12/01 .............................      10,000         9,924,517
   6.400% 06/01/01 .............................      15,000        14,754,667
                                                                --------------
                                                                    74,679,184
                                                                --------------
     TOTAL COMMERCIAL PAPER
       (Cost $509,102,167) .....................                   509,102,167
                                                                --------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

                                                       PAR
                                                      (000)          VALUE
                                                     -------    --------------
AGENCY OBLIGATIONS--2.0%
Federal Home Loan Bank
   5.000% 06/29/01 .............................     $10,000    $    9,833,333
Federal National Mortgage Association
   4.860% 08/16/01 .............................      12,000        11,727,840
                                                                --------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $21,561,173) ......................                    21,561,173
                                                                --------------

MUNICIPAL BONDS--6.1%
FLORIDA--0.2%
Coral Springs VRDN IDR (Alliance
   Corp.) (Suntrust Bank, Central FL LOC)
   Series 1995+
   5.650% 03/07/01 .............................       2,000         2,000,000
                                                                --------------
GEORGIA--0.8%
De Kalb County Development Authority
   VRDN Series 1995 B (Emory
   University Project)+
   5.500% 03/07/01 .............................       8,880         8,880,000
                                                                --------------
ILLINOIS--0.4%
Illinois Health Facilities Authority VRDN
   (The Streeterville Corp. Project)
   Series 1993-B (Bank One N.A. LOC)+
   5.400% 03/07/01 .............................       4,400         4,400,000
                                                                --------------
INDIANA--0.1%
Bremen IDR Bond VRDN Series 1996 B
   (Society National Bank, Cleveland)+
   5.650% 03/01/01 .............................       1,350         1,350,000
                                                                --------------
KENTUCKY--0.4%
Boone County Taxable IDR Refunding
   Bonds VRDN (Square D Company
   Project) Series 1994-B (Societe
   Generale LOC)+
   5.400% 03/07/01 .............................       4,200         4,200,000
                                                                --------------
MISSISSIPPI--2.2%
Mississippi Business Finance Corp.,
   IDR Bond VRDN (Bryan Foods, Inc.
   Project) Series 1994
   (Sara Lee Corp. LOC)+
   5.450% 03/07/01 .............................      14,000        14,000,000


                                                       PAR
                                                      (000)          VALUE
                                                     -------    --------------
MISSISSIPPI--(CONTINUED)
Mississippi Business Finance Corp.,
   IDR Bond VRDN (Choctaw Foods
   Inc. Project) Series1995 (Rabobank
   Nederland LOC)+
   5.650% 03/07/01 .............................     $ 4,600    $    4,600,000
Mississippi Business Finance Corp.,
   IDR Bond VRDN (Dana Lighting
   Inc.) Series 1995 (Suntrust Bank,
   Central FL LOC)+
   5.650% 03/07/01 .............................       4,900         4,900,000
                                                                --------------
                                                                    23,500,000
                                                                --------------
NORTH CAROLINA--0.6%
City of Asheville VRDN (Wachovia
   Bank LOC)+
   5.500% 03/07/01 .............................       7,000         7,000,000
                                                                --------------
TEXAS--1.4%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Revenue Bond VRDN (Rohr
   Industries Project) Series 1990
   (NBD Bank N.A. LOC)+
   5.400% 03/07/01 .............................      14,800        14,800,000
                                                                --------------
     TOTAL MUNICIPAL BONDS
       (Cost $66,130,000) ......................                    66,130,000
                                                                --------------
VARIABLE RATE OBLIGATIONS--18.6%
BANKS--9.8%
American Express Centurion Bank++
   5.670% 03/01/01 .............................      21,000        21,000,000
Bank of America N.T.S.A.++
   5.670% 03/01/01 .............................      50,000        50,000,000
First Union National Bank++
   5.550% 03/09/01 .............................      15,000        15,000,000
   5.550% 03/26/01 .............................      20,000        20,000,000
                                                                --------------
                                                                   106,000,000
                                                                --------------
LIFE INSURANCE--3.7%
Transamerica Life Insurance & Annuity
   Co., GIC++
   6.720% 03/01/01 .............................      40,000        40,000,000
                                                                --------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

                                                       PAR
                                                      (000)          VALUE
                                                     -------    --------------
SECURITY BROKERS & DEALERS--5.1%
Merrill Lynch & Co. Inc.++
   5.368% 05/14/01 .............................     $40,000    $   40,002,601
Salomon Smith Barney Holdings Inc.++
   5.926% 04/06/01 .............................      15,000        15,008,873
                                                                --------------
                                                                    55,011,474
                                                                --------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $201,011,474) .....................                   201,011,474
                                                                --------------
TIME DEPOSITS--14.6%
Suntrust Bank Atlanta
   5.563% 03/01/01 .............................      157,500      157,500,000
                                                                --------------
     TOTAL TIME DEPOSITS
       (Cost $157,500,000) .....................                   157,500,000
                                                                --------------
TOTAL INVESTMENTS AT VALUE--99.8%
   (Cost $1,078,805,160*) ......................                 1,078,805,160
                                                                --------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.2% ........................                     1,794,027
                                                                --------------
NET ASSETS--100.0% .............................                $1,080,599,187
                                                                ==============

*   Also cost for Federal income tax purposes.

+ Variable Rate Demand Note -- The interest rate shown is the rate as of February 28, 2001 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.

++ Variable Rate Obligations -- The interest rate shown is the rate as of February 28, 2001 and the maturity date shown is the next interest rate readjustment date or the maturity date.

INVESTMENT ABBREVIATIONS
GIC ..............................................Guaranteed Investment Contract
IDR ..............................................Industrial Development Revenue
LOC ............................................................Letter of Credit
VRDN ..................................................Variable Rate Demand Note

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

                                                       PAR
                                                      (000)          VALUE
                                                      ------      ------------
MUNICIPAL BONDS--99.1%
ALABAMA--3.7%
Columbia IDA PCR RB AMT Series
   1998 DN (South Trust Bank LOC)+
   3.250% 03/01/01 .............................      $3,700      $  3,700,000
Tuscaloosa County IDA RB Series
   DN AMT 2000 A (SouthTrust Bank
   LOC)+
   3.720% 03/07/01 .............................       1,640         1,640,000
                                                                  ------------
                                                                     5,340,000
                                                                  ------------
FLORIDA--1.4%
Putnam County Development Authority
   PCR RB (National Rural Utilities
   Co-op Seminole Electric Project)
   Series H 1984 MB++
   4.150% 03/15/01 .............................       2,000         2,000,000
                                                                  ------------
GEORGIA--4.3%
Atlanta Water & Wastewater RB
   Municipal Trust Certificate
   Series ZTC-4 MB++
   4.400% 05/01/01 .............................       3,205         3,205,000
Forsyth County Development Authority
   DN (SunTrust Bank LOC)+
   3.500% 03/07/01 .............................       3,000         3,000,000
                                                                  ------------
                                                                     6,205,000
                                                                  ------------
HAWAII--1.4%
Hawaii State Housing Finance &
   Development Corporation Rental
   Housing System RB DN Series
   1990 B (Ind. Bank of Japan LOC)+
   4.000% 03/07/01 .............................       2,000         2,000,000
                                                                  ------------
ILLINOIS--14.1%
Addison, Village Of, Dupage County,
   IDA RB AMT (General Binding Corp.
   Project) 1988 DN (ABN AMRO
   Bank LOC)+
   3.550% 03/07/01 .............................       1,450         1,450,000
Chicago O'Hare International Airport
   RB AMT DN Series ZTC 8+
   3.670% 03/07/01 .............................       4,980         4,980,000


                                                       PAR
                                                      (000)          VALUE
                                                      ------      ------------
ILLINOIS--(CONTINUED)
Chicago Skyway Toll Bridge RB Municipal
   Trust Certificate ZTC 3 DN (Ambac
   Insurance, ZCM Matched Funding)+
   3.570% 03/07/01 .............................      $1,665      $  1,665,000
Chicago, City Of, IDA RB AMT (Goose
   Island Beer O. Project) DN (ABN
   AMRO Bank LOC)+
   3.870% 03/07/01 .............................       1,900         1,900,000
East Dundee, Kane and Cook Counties,
   IDA RB AMT (Otto Engine Project)
   (ABN AMRO Bank LOC) DN+
   3.600% 03/07/01 .............................         900           900,000
Illinois Development Finance Authority
   PCR RB (Illinois Power Company
   Project) (ABN AMRO Bank LOC) MB++
   3.300% 04/17/01 .............................       2,000         2,000,000
Illinois Development Finance Authority
   Multifamily RB DN P Floats Pt-515
   (Merrill Lynch & Co. Inc. LOC)+
   3.870% 03/07/01 .............................       1,500         1,500,000
Illinois Health Facilities Authority
   Revolving Fund Pooled Financing
   Program (The University of Chicago
   Project) MB++
   4.350% 03/07/01 .............................       4,100         4,100,000
Illinois Metropolitan Pier Expo Authority
   Eagle Tax-Exempt Trust Series
   20001306 DN (FGIC Insurance)+
   3.570% 03/07/01 .............................       1,000         1,000,000
Illinois State Sales Tax RB Series O
   (Escrowed To Maturity in U.S.
   Treasuries) MB++
   6.000% 02/28/01 .............................       1,000         1,004,646
                                                                  ------------
                                                                    20,499,646
                                                                  ------------
INDIANA--5.9%
Bremen IDA RB Series 1996 A (Universal
   Bearings, Inc. Project Private
   Placement) DN (Keybank LOC)+
   3.800% 03/07/01 .............................       3,100         3,100,000
Indiana Development Finance Authority
   IDA RB (Enterprise Center II Project)
   DN (Bank One Illinois Key Bank LOC)+
   3.400% 03/07/01 .............................       3,000         3,000,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

                                                       PAR
                                                      (000)          VALUE
                                                      ------      ------------
INDIANA--(CONTINUED)
Indiana State Development Finance
   Authority Economic Development
   AMT RB DN (Saroyan Hardwoods
   Inc. Project) (Bank One Funding
   Corp. LOC)+
   3.750% 03/07/01 .............................      $1,400      $  1,400,000
Indiana State Educational Facilities
   Authority BAN Series 2000B
   4.850% 05/03/01 .............................       1,000         1,000,584
                                                                  ------------
                                                                     8,500,584
                                                                  ------------
KENTUCKY--6.1%
Henderson Industrial Building RB AMT
   (Shamrock Technologies) 1997 DN
   (First Union National Bank LOC)+
   3.750% 03/07/01 .............................       2,581         2,581,000
Jefferson County (Atlas Manufacturing
   Industrial Building) RB AMT Series
   1999 DN (Bank One Kentucky LOC)+
   3.750% 03/07/01 .............................       4,200         4,200,000
Kentucky Interlocal School
   Transportation Association TRAN
   Series 2000
   5.000% 06/29/01 .............................       2,000         2,003,776
                                                                  ------------
                                                                     8,784,776
                                                                  ------------
MARYLAND--2.1%
Maryland State Economic Development
   Corp. RB AMT (John Schmitz &
   Sons Inc. Project) DN (Allfirst Bank
   LOC)+
   3.670% 03/07/01 .............................       3,000         3,000,000
                                                                  ------------
MASSACHUSETTS--2.6%
Freetown Lakeville School District
   BAN Series 2001
   3.500% 07/06/01 .............................       3,000         3,001,489
Massachusetts State Health &
   Educational Facilities Authority RB
   Berklee College of Music DN (SBPA
   Credit Suisse LOC)+
   2.900% 03/07/01 .............................         700           700,000
                                                                  ------------
                                                                     3,701,489
                                                                  ------------

                                                       PAR
                                                      (000)          VALUE
                                                      ------      ------------
MICHIGAN--6.4%
Michigan State Strategic Fund
   Saginaw Pro Limited Obligation RB
   Series 2001 AMT DN (Comerica
   Bank Detroit LOC)+
   3.850% 03/07/01 .............................      $3,500      $  3,500,000
Michigan State Strategic Fund Limited
   AMT DN (Banc One LOC)+
   3.750% 03/07/01 .............................       1,700         1,700,000
Michigan State Strategic Fund Limited
   Obligation RB Series 2000 AMT DN
   (Comerica Bank LOC)+
   3.650% 03/07/01 .............................       3,000         3,000,000
Oakland County Economic
   Development Corp. Glass & Mirror
   Limited Obligation RB Series 2000
   AMT DN (Banc One LOC)+
   3.650% 03/07/01 .............................       1,200         1,200,000
                                                                  ------------
                                                                     9,400,000
                                                                  ------------
MINNESOTA--1.8%
Minneapolis GO Notes DN (Bayerische
   Landesbank Girozentrale LOC)+
   3.350% 03/07/01 .............................         300           300,000
Minneapolis GO Bonds Series 2000 A
   DN (Bayerische Landesbank
   Girozentrale LOC)+
   3.350% 03/07/01 .............................         600           600,000
Minneapolis GO Judgment Bonds
   Series 2000 DN (Bayerische
   Landesbank Girozentrale LOC)+
   3.350% 03/07/01 .............................       1,000         1,000,000
Minneapolis GO Bonds Series 1999
   (Convention Center Project) DN
   (Bayerische Hypo-Uno Vereinsbank
   LOC)+
   3.350% 03/07/01 .............................         550           550,000
Minneapolis GO Bonds Series 1994 A
   DN (Bayerische Landesbank Girozentrale
   LOC)+
   3.350% 03/07/01 .............................         150           150,000
                                                                  ------------
                                                                     2,600,000
                                                                  ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

                                                       PAR
                                                      (000)          VALUE
                                                      ------      ------------
MISSOURI--1.3%
Maries County IDA RB (Kingsford)
   Tax-Exempt Adjustable Mode Solid
   Waste Series 1993 DN (Clorox LOC)+
   3.650% 03/07/01 .............................      $1,900      $  1,900,000
                                                                  ------------
NEBRASKA--2.6%
Lancaster County IDA RB AMT
   (Sun-Husker Foods, Inc. Project) DN
   (Bank of Tokyo LOC)+
   6.500% 03/07/01 .............................       3,800         3,800,000
                                                                  ------------
NEW JERSEY--0.7%
Aberdeen Township BAN
   4.900% 08/16/01 .............................       1,000         1,001,980
                                                                  ------------
NEW YORK--4.4%
New York City Housing Development
   Corp. Multi-Family Rental Housing
   RB DN (FNMA LOC)+
   3.000% 03/07/01 .............................         200           200,000
New York State Housing Finance Agency
   (750 Sixth Avenue Housing) RB AMT
   DN Series 1999 A (FNMA LOC)+
   3.050% 03/07/01 .............................       1,250         1,250,000
New York State Local Government
   Assistance Corp. RB Series 1991 A
   (Pre refunded) MB++
   7.125% 03/07/01 .............................       3,000         3,087,403
Ulster County IDA RB 1998A AMT
   (Viking Industries, Inc. Project) DN
   (Key Corp. Bank N.A. LOC)+
   3.460% 03/07/01 .............................       1,845         1,845,000
                                                                  ------------
                                                                     6,382,403
                                                                  ------------
NORTH CAROLINA--4.2%
Gates County Industrial Facilities PCR RB
   AMT (Coxe-Lewis Project) DN (First
   Union National Bank LOC)+
   3.750% 03/07/01 .............................       1,760         1,760,000
Green County Industrial Facilities PCR
   RB DN (Wachovia LOC)+
   3.600% 03/07/01 .............................         500           500,000


                                                       PAR
                                                      (000)          VALUE
                                                      ------      ------------
NORTH CAROLINA--(CONTINUED)
Guilford County Industrial Facilities PCR
   RB DN Series 2000 (Bank of America
   LOC)+
   3.650% 03/07/01 .............................      $  800      $    800,000
Iredell County Industrial Facilities PCR
   RB (B and B Fabricators Project)
   Series 1999 DN (Bank America N.A.
   LOC)+
   3.650% 03/07/01 .............................       1,000         1,000,000
Lee County Industrial Facilities PCR RB
   AMT (Var-Arden Corp Project)
   Series 1999 DN (Comerica Bank
   Detroit LOC)+
   3.650% 03/07/01 .............................         200           200,000
Wilkes County Industrial Facilities PCR
   RB AMT (Schas Circular Industries,
   Inc. Project) Series 1997A DN
   (Marine Midland LOC)+
   3.500% 03/07/01 .............................       1,800         1,800,000
                                                                  ------------
                                                                     6,060,000
                                                                  ------------
OHIO--10.7%
Cuyahoga County (Cleveland Gear) IDA
   RB AMT DN Series 1998 (Key Corp.
   Bank N.A. LOC)+
   3.460% 03/07/01 .............................         800           800,000
Forest Park BAN Series 2000
   5.260% 10/11/01 .............................       1,200         1,205,708
Indian Hill Village Economic
   Development RB DN Series 1999
   (Fifth Third Bank LOC)+
   3.250% 03/07/01 .............................       1,000         1,000,000
Jefferson County BAN Series 2000
   4.980% 11/15/01 .............................       2,000         2,002,434
Lebanon BAN Series 2001 Fourth
   Renewal
   3.850% 06/07/01 .............................       1,000         1,001,000
Nordonia Hills BAN Series A
   4.750% 03/20/01 .............................       1,000         1,000,231
North Olmsted BAN Series 2001
   3.750% 07/31/01 .............................       1,000         1,002,687
Ohio State University TECP Series 1999B
   4.100% 04/09/01 .............................       2,500         2,500,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

                                                       PAR
                                                      (000)          VALUE
                                                      ------      ------------
OHIO--(CONTINUED)
Olmsted Falls BAN Series 2000
   4.700% 10/26/01 .............................      $  650      $    651,017
Perry County BAN Series 2000
   4.750% 04/20/01 .............................       1,385         1,385,648
Sidney City School District BAN
   Series 2001
   3.920% 08/07/01 .............................       1,000         1,002,247
Trumbull County IDA RB Series 1995
   DN (Society National Bank LOC)+
   3.460% 03/07/01 .............................       2,030         2,030,000
                                                                  ------------
                                                                    15,580,972
                                                                  ------------
OKLAHOMA--0.9%
Oklahoma County Finance Authority IDA
   RB AMT (Southwest Electric Co.
   Project) Series 1998 DN (Bank One
   Oklahoma LOC)+
   3.750% 03/07/01 .............................       1,320         1,320,000
                                                                  ------------
PUERTO RICO--0.1%
Puerto Rico Government Development
   Bank Series 1985 DN (MBIA
   Insurance; Credit Suisse SBPA)+
   1.900% 03/07/01 .............................         100           100,000
                                                                  ------------
SOUTH CAROLINA--1.5%
Charleston County GO Bonds
   Series 2001B MB++
   6.500% 03/07/01 .............................       1,200         1,233,425
Lexington County School District TAN
   Series 2000
   5.000% 04/12/01 .............................       1,000         1,000,717
                                                                  ------------
                                                                     2,234,142
                                                                  ------------
TENNESSEE--5.7%
City of Jackson IDA RB (Quadion
   Corporation Project) AMT DN
   (Suntrust Bank, N.A. LOC)+
   3.650% 03/07/01 .............................       2,600         2,600,000
Morristown IDA AMT (Petoskey Plastic
   Project) DN (Comerica Bank LOC)+
   3.750% 03/07/01 .............................       5,735         5,735,000
                                                                  ------------
                                                                     8,335,000
                                                                  ------------


                                                       PAR
                                                      (000)          VALUE
                                                      ------      ------------
TEXAS--10.5%
Austin Airport System Revenue
   Financial Sevices Department AMT
   First Union 2A-7 Merlots
   Series 2000 J (MBIA Insurance) DN+
   3.350% 03/07/01 .............................      $3,000      $  3,000,000
Austin Electric Utility RB DN (Financial
   Security Assurance LOC)+
   3.560% 03/07/01 .............................       1,000         1,000,000
Denton IDA AMT (Hartzell
   Manufacturing Inc. Project) DN
   (National City Bank of Cleveland LOC)+
   3.800% 03/07/01 .............................       1,300         1,300,000
Haltom City IDA RB AMT DN 1995
   (ABN AMRO LOC)+
   3.280% 03/07/01 .............................       1,000         1,000,000
Harris County Sub Lien Toll Road
   Service RB AMT DN Series 1994-C
   (Morgan Guaranty LOC)+
   3.100% 03/07/01 .............................         300           300,000
Harris County Toll Road Unlimited
   Tax RB Series 4F DN (Morgan
   Guaranty LOC)+
   3.100% 03/07/01 .............................         200           200,000
Port Arthur Navigation District
   Environmental Facilities RB
   (Motiva Enterprises Project) DN+
   3.450% 03/07/01 .............................       2,500         2,500,000
Texas State Municipal Trust Certification
   ZTC 5 College Student Loan RB AMT
   DN Series 2000 (ZCM Matched
   Funding LOC)+
   3.670% 03/07/01 .............................       5,990         5,990,000
                                                                  ------------
                                                                    15,290,000
                                                                  ------------
UTAH--0.6%
Salt Lake City Flexible Rate RB DN
   (Pooled Hospital Financing
   Program) (West Landesbank LOC)+
   3.150% 03/07/01 .............................         900           900,000
                                                                  ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

                                                       PAR
                                                      (000)          VALUE
                                                      ------      ------------
VIRGINIA--3.5%
Dinwiddie County IDA RB AMT DN
   (Chaparrel Facility) Series 1999A
   (Bank of America LOC)+
   3.250% 03/07/01 .............................      $  700      $    700,000
Metro Washington DC Airport Authority
   AMT TECP
   3.250% 07/13/01 .............................       4,000         4,000,000
Smyth County IDA RB (Summit
   Properties Project) AMT DN (Fifth
   Third Bank LOC)+
   3.700% 03/07/01 .............................         400           400,000
                                                                  ------------
                                                                     5,100,000
                                                                  ------------
WASHINGTON--0.7%
Port Seattle RB Series D MB++
   5.500% 02/01/02 .............................       1,000         1,019,344
                                                                  ------------
WISCONSIN--1.2%
Beloit School District TRAN Series 2000
   4.550% 10/26/01 .............................         500           500,157
Mequon, City of, IDA RB AMT (Johnson
   Level GRW Investment Project) DN
   (Bank One Wisconsin LOC)+
   3.750% 03/07/01 .............................       1,180         1,180,000
                                                                  ------------
                                                                     1,680,157
                                                                  ------------
WYOMING--0.7%
Wyoming County Development Authority
   Housing RB 1999 Series 5 MB++
   4.250% 08/01/01 .............................       1,000         1,000,249
                                                                  ------------
     TOTAL MUNICIPAL BONDS
       (Cost $143,735,742) .....................                   143,735,742
                                                                  ------------
TOTAL INVESTMENTS AT VALUE--99.1%
   (Cost $143,735,742*) ........................                   143,735,742
                                                                  ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.9% ........................                     1,331,693
                                                                  ------------
NET ASSETS--100.0% .............................                  $145,067,435
                                                                  ============

*   Also cost for Federal income tax purposes.

+ Variable Rate Demand Notes -- The interest rate shown is the rate as of February 28, 2001 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

++  Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS

AMT .....................................................Alternative Minimum Tax
BAN ......................................................Bond Anticipation Note
DN ..................................................................Demand Note
GO ..........................................................General Obligations
LOC ............................................................Letter of Credit
IDA ............................................Industrial Development Authority
MB ...............................................................Municipal Bond
PCR ...................................................Pollution Control Revenue
RAN ...................................................Revenue Anticipation Note
RAW ...............................................Revenue Anticipation Warrants
RB .................................................................Revenue Bond
TAN .......................................................Tax Anticipation Note
TECP ................................................Tax Exempt Commercial Paper
TRAN ..........................................Tax and Revenue Anticipation Note
ZTC ....................................................Zurich Trust Certificate

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

                                                       PAR
                                                      (000)          VALUE
                                                     -------      ------------
AGENCY OBLIGATIONS--32.5%
FEDERAL FARM CREDIT BANK--1.5%
   6.100% 09/24/01 .............................     $ 2,000      $  2,011,907
                                                                  ------------
FEDERAL HOME LOAN BANK--5.4%
   6.100% 03/07/01 .............................       4,000         3,995,933
   6.110% 03/14/01 .............................       3,000         2,993,381
   5.500% 08/13/01 .............................         515           515,986
                                                                  ------------
                                                                     7,505,300
                                                                  ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION--11.4%
   5.520% 03/09/01 .............................       2,000         1,997,547
   5.380% 04/26/01 .............................       5,000         4,958,156
   5.100% 07/19/01 .............................       3,000         2,940,500
   5.030% 07/20/01 .............................       3,300         3,234,987
   6.520% 01/02/02 .............................       2,585         2,616,381
                                                                  ------------
                                                                    15,747,571
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--14.2%
   6.160% 03/01/01 .............................       3,690         3,690,000
   6.290% 04/19/01 .............................       5,000         4,957,193
   5.370% 04/26/01 .............................       5,000         4,958,233
   5.175% 05/10/01 .............................       3,000         2,969,813
   4.780% 01/11/02 .............................       3,000         2,874,127
                                                                  ------------
                                                                    19,449,366
                                                                  ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $44,714,144)                                           44,714,144
                                                                  ------------
VARIABLE RATE OBLIGATIONS--34.8%
FEDERAL HOME LOAN BANK--7.3%
   5.430% 04/12/01+ ............................       5,000         4,997,896
   5.519% 04/19/01+ ............................       5,000         4,997,831
                                                                  ------------
                                                                     9,995,727
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.8%
   6.536% 03/05/01+ ............................       5,000         4,998,535
   5.970% 04/04/01+ ............................       3,000         2,998,863
                                                                  ------------
                                                                     7,997,398
                                                                  ------------


                                                       PAR
                                                      (000)          VALUE
                                                     -------      ------------
STUDENT LOAN MARKETING ASSOCIATION--21.7%
   5.235% 03/06/01+ ............................     $20,000      $ 20,000,000
   5.265% 03/06/01+ ............................       5,000         4,998,268
   5.335% 03/06/01+ ............................       5,000         5,000,000
                                                                  ------------
                                                                    29,998,268
                                                                  ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $47,991,393) ......................                    47,991,393
                                                                  ------------
REPURCHASE AGREEMENTS--32.5%
J.P. Morgan Securities Inc.
   (Agreement dated 02/28/01 to be
   repurchased at $19,803,025
   collateralized by $19,081,000
   Federal Home Loan Bank Bond
   5.000% due 02/28/03. Market
   Value of collateral is $20,395,710.)
   5.500% 03/01/01 .............................      19,800        19,800,000
UBS Warburg LLC
   (Agreement dated 02/28/01 to be
   repurchased at $25,003,806
   collateralized by $25,000,000 par
   U.S. Treasury Strip 9.375% due
   10/15/20. Market Value of
   collateral is $25,751,438.)
   5.480% 03/01/01 .............................      25,000        25,000,000
                                                                  ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $44,800,000) ......................                    44,800,000
                                                                  ------------
TOTAL INVESTMENTS AT VALUE--99.8%
   (Cost $137,505,537*) ........................                   137,505,537
                                                                  ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.2% ........................                       218,295
                                                                  ------------
NET ASSETS--100.0% .............................                  $137,723,832
                                                                  ============

*   Also cost for Federal income tax purposes.

+ Variable Rate Obligations -- The interest rate is the rate as of February 28, 2001 and the maturity date shown is the longer of the next interest readjustment date or the maturity date.


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001
                                   (UNAUDITED)

                                                                                             GOVERNMENT
                                                                             MUNICIPAL       OBLIGATIONS
                                                          MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                           PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                          ------------     ------------     ------------
Investment Income
   Interest ..........................................    $42,133,714       $2,937,745       $3,235,215
                                                          -----------       ----------       ----------
Expenses
   Investment advisory fees ..........................      2,414,451          245,031          230,023
   Distribution fees .................................      2,100,438          455,111          332,439
   Transfer agent fees ...............................        272,845           11,085            5,672
   Printing fees .....................................        189,096           43,314           17,355
   Custodian fees ....................................         84,998           18,895           14,167
   Registration fees .................................         70,826           43,450           17,325
   Legal fees ........................................         65,689            6,882            2,670
   Directors' fees ...................................         64,806            3,326            1,900
   Insurance expense .................................         40,634            1,430            1,490
   Audit fees ........................................         39,299            2,754            1,850
   Service organization fees .........................          6,613               --               --
   Miscellaneous .....................................             --            1,014            3,490
   Administration fees ...............................             --           70,009               --
                                                          -----------       ----------       ----------
                                                            5,349,695          902,301          628,381

   Less fees waived ..................................       (980,543)        (257,565)        (116,937)
   Less expense reimbursement by advisor .............        (10,676)         (14,164)              --
                                                          -----------       ----------       ----------
        Total expenses ...............................      4,358,476          630,572          511,444
                                                          -----------       ----------       ----------
Net investment income ................................     37,775,238        2,307,173        2,723,771
                                                          -----------       ----------       ----------
Realized gain (loss) on investments ..................        108,957          (11,120)           1,318
                                                          -----------       ----------       ----------
Net increase in net assets resulting from operations..    $37,884,195       $2,296,053       $2,725,089
                                                          ===========       ==========       ==========

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             MUNICIPAL MONEY
                                                 MONEY MARKET PORTFOLIO                      MARKET PORTFOLIO
                                          ------------------------------------    ------------------------------------
                                               FOR THE              FOR THE            FOR THE             FOR THE
                                           SIX MONTHS ENDED       YEAR ENDED      SIX MONTHS ENDED       YEAR ENDED
                                          FEBRUARY 28, 2001    AUGUST 31, 2000    FEBRUARY 28, 2001    AUGUST 31, 2000
                                          -----------------    ---------------    -----------------    ---------------
                                             (UNAUDITED)                             (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income ................    $   37,775,238     $   142,300,137      $  2,307,173        $   6,958,598
  Net gain (loss) on investments .......           108,957             (46,157)       (11,120)                     --
                                            --------------     ---------------      ------------        -------------
  Net increase in net assets
    resulting from operations ..........        37,884,195         142,253,980         2,296,053            6,958,598
                                            --------------     ---------------      ------------        -------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares .....................       (13,416,537)        (21,820,881)       (2,303,985)          (3,912,970)
    Cash Preservation shares ...........            (8,632)            (14,538)           (3,188)              (6,360)
    Janney Montgomery Scott
      shares ...........................                --         (55,534,937)               --           (3,039,268)
    Principal shares ...................        (6,803,693)        (11,383,856)               --                   --
    Sansom Street shares ...............        (8,238,699)        (31,566,483)               --                   --
    Select shares ......................        (9,307,677)        (21,979,442)               --                   --
                                            --------------     ---------------      ------------        -------------

      Total Dividends to
        shareholders ...................       (37,775,238)       (142,300,137)       (2,307,173)          (6,958,598)
                                            --------------     ---------------      ------------        -------------
Net capital share transactions .........      (324,235,647)     (1,334,348,297)       22,789,394         (142,742,303)
                                            --------------     ---------------      ------------        -------------
Total increase/(decrease) in
  net assets ...........................      (324,126,690)     (1,334,394,454)       22,778,274         (142,742,303)
Net Assets:
  Beginning of period ..................     1,404,725,877       2,739,120,331       122,289,161          265,031,464
                                            --------------     ---------------      ------------        -------------
  End of period ........................    $1,080,599,187     $ 1,404,725,877      $145,067,435        $ 122,289,161
                                            ==============     ===============      ============        =============

                                                  GOVERNMENT OBLIGATIONS
                                                  MONEY MARKET PORTFOLIO
                                          ------------------------------------
                                               FOR THE             FOR THE
                                          SIX MONTHS ENDED        YEAR ENDED
                                          FEBRUARY 28, 2001    AUGUST 31, 2000
                                          -----------------    ---------------
                                             (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income ................     $  2,723,771       $  22,009,006
  Net gain (loss) on investments .......            1,318                (776)
                                             ------------       -------------
  Net increase in net assets
    resulting from operations ..........        2,725,089          22,008,230
                                             ------------       -------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares .....................       (2,723,771)         (5,029,950)
    Cash Preservation shares ...........               --                  --
    Janney Montgomery Scott
      shares ...........................               --         (16,979,056)
    Principal shares ...................               --                  --
    Sansom Street shares ...............               --                  --
    Select shares ......................               --                  --
                                             ------------       -------------

      Total Dividends to
        shareholders ...................       (2,723,771)        (22,009,006)
                                             ------------       -------------
Net capital share transactions .........       43,922,511        (388,595,430)
                                             ------------       -------------
Total increase/(decrease) in
  net assets ...........................       43,923,829        (388,596,206)
Net Assets:
  Beginning of period ..................       93,800,003         482,396,209
                                             ------------       -------------
  End of period ........................     $137,723,832       $  93,800,003
                                             ============       =============

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (a)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   MONEY MARKET PORTFOLIO
                              ----------------------------------------------------------------
                                FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
                              SIX MONTHS       YEAR         YEAR         YEAR         YEAR
                                 ENDED         ENDED        ENDED        ENDED        ENDED
                              FEBRUARY 28,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                 2001           2000         1999         1998         1997
                              -----------    ----------   ----------   ----------   ----------
                              (UNAUDITED)
Net asset value,
  beginning of period .......   $   1.00      $   1.00     $   1.00     $   1.00    $     1.00
                                --------      --------     --------     --------    ----------
Income from investment
  operations:
  Net investment income .....     0.0277        0.0512       0.0425       0.0473        0.0462
                                --------      --------     --------     --------    ----------
   Total net income
     from investment
     operations .............     0.0277        0.0512       0.0425       0.0473        0.0462
                                --------      --------     --------     --------    ----------
Less distributions
  Dividends (from net
   investment income) .......    (0.0277)      (0.0512)     (0.0425)     (0.0473)      (0.0462)
                                --------      --------     --------     --------    ----------
   Total distributions ......    (0.0277)      (0.0512)     (0.0425)     (0.0473)      (0.0462)
                                --------      --------     --------     --------    ----------
Net asset value,
  end of period .............   $   1.00      $   1.00     $   1.00     $   1.00    $     1.00
                                ========      ========     ========     ========    ==========
  Total Return ..............    2.81%(b)        5.24%        4.34%        4.84%         4.72%

Ratios /Supplemental Data
  Net assets,
   end of period (000) ......   $560,284      $423,977     $360,123     $762,739    $1,392,911
  Ratios of expenses to
   average net assets ....... 1.00%(c)(d)       .97%(c)      .97%(c)      .97%(c)       .97%(c
  Ratios of net investment
   income to average
   net assets ...............    5.58%(d)        5.15%        4.25%        4.73%         4.62%


                                               MUNICIPAL MONEY MARKET PORTFOLIO
                              ----------------------------------------------------------------
                                FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
                              SIX MONTHS       YEAR         YEAR         YEAR         YEAR
                                 ENDED         ENDED        ENDED        ENDED        ENDED
                              FEBRUARY 28,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                 2001           2000         1999         1998         1997
                              ------------   ----------   ----------   ----------   ----------
                              (UNAUDITED)
Net asset value,
  beginning of period .......   $   1.00      $   1.00     $   1.00     $   1.00    $    1.00
                                --------      --------     --------     --------    ---------
Income from investment
  operations:
  Net investment income .....     0.0164        0.0301       0.0243       0.0286       0.0285
                                --------      --------     --------     --------    ---------
   Total net income
     from investment
     operations .............     0.0164        0.0301       0.0243       0.0286       0.0285
                                --------      --------     --------     --------    ---------
Less distributions
  Dividends (from net
   investment income) .......    (0.0164)      (0.0301)     (0.0243)     (0.0286)     (0.0285)
                                --------      --------     --------     --------    ---------
   Total distributions ......    (0.0164)      (0.0301)     (0.0243)     (0.0286)     (0.0285)
                                --------      --------     --------     --------    ---------
Net asset value,
  end of period .............   $   1.00      $   1.00     $   1.00     $   1.00    $    1.00
                                ========      ========     ========     ========    =========
  Total Return ..............    1.65%(b)        3.05%        2.46%        2.97%        2.88%

Ratios /Supplemental Data
  Net assets,
   end of period (000) ......   $144,878      $131,201     $150,278     $147,633    $213,034
  Ratios of expenses to
   average net assets .......  .90%(c)(d)       .89%(c)      .89%(c)     .89%(c)       .85%(c)
  Ratios of net investment
   income to average
   net assets ...............    3.29%(d)        2.98%        2.43%        2.86%        2.85%

(a) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

(b) Non-Annualized.

(c) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.18% for the six months ended February 28, 2001, 1.05%, 1.08%, 1.10% and 1.12%, for the years ended August 31, 2000, 1999, 1998 and 1997, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.26% for the six months ended February 28, 2001, 1.21%, 1.15%, 1.15% and 1.14% for the years ended August 31, 2000, 1999,
    1998 and 1997, respectively.

(d) Annualized.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (a)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                             -------------------------------------------------------------------------------------
                                                 FOR THE            FOR THE           FOR THE         FOR THE          FOR THE
                                                SIX MONTHS           YEAR              YEAR            YEAR             YEAR
                                                   ENDED             ENDED             ENDED           ENDED            ENDED
                                             FEBRUARY 28, 2001  AUGUST 31, 2000  AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997
                                             ----------------   ---------------  ---------------  ---------------  ---------------
                                               (UNAUDITED)
Net asset value, beginning of period ........    $   1.00           $   1.00          $   1.00        $   1.00         $   1.00
                                                 --------           --------          --------        --------         --------
Income from investment operations:
  Net investment income .....................      0.0266             0.0492            0.0409          0.0464           0.0449
                                                 --------           --------          --------        --------         --------
      Total net income from investment
        operations ..........................      0.0266             0.0492            0.0409          0.0464           0.0449
                                                 --------           --------          --------        --------         --------
Less distributions
  Dividends (from net investment income) ....     (0.0266)           (0.0492)          (0.0409)        (0.0464)         (0.0449)
                                                 --------           --------          --------        --------         --------
      Total distributions ...................     (0.0266)           (0.0492)          (0.0409)        (0.0464)         (0.0449)
                                                 --------           --------          --------        --------         --------
Net asset value, end of period ..............    $   1.00           $   1.00          $   1.00        $   1.00         $   1.00
                                                 ========           ========          ========        ========         ========
Total Return ................................     2.69%(b)             5.03%             4.17%           4.74%            4.59%

Ratios /Supplemental Data
  Net assets, end of period (000) ...........    $137,724           $102,322          $113,050        $128,447         $209,715
  Ratios of expenses to average net assets ..  1.00%(c)(d)           .977%(c)          .975%(c)        .975%(c)         .975%(c)
  Ratios of net investment income to
    average net assets ......................     5.33%(d)             4.92%             4.09%           4.63%            4.49%

(a) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

(b) Non-Annualized.

(c) Without the waiver of advisory, distribution and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.23% for the six months ended February 28, 2001 and 1.12%, 1.13%, 1.10% and 1.09% for the years ended August 31, 2000, 1999,
    1998 and 1997, respectively.

(d) Annualized.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 15.98 billion shares are currently classified into ninety-four classes. Each class represents an interest in one of fourteen investment portfolios of the Fund. The classes have been grouped into thirteen separate "families", eight of which have begun investment operations: the Bedford Family, the Sansom Street Family, the Cash Preservation Family, the Principal Family, the n/i numeric investors Family, the Boston Partners Family, the Bogle Family and the Schneider Family. The Bedford Family represents interests in three portfolios, which are covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes. It is the Fund's intention to have each portfolio to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS --- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities fall below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser to the portfolios described herein, and also serves as administrator for the Money Market and the Government Obligations Money Market Portfolios. For the Money Market and
Government Obligations Money Market Portfolios, BIMC and PFPC, Inc. ("PFPC") have entered into a delegation agreement, under which PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the portfolios, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the portfolio's average daily net assets:

                PORTFOLIO                          ANNUAL RATE
     ---------------------------   ---------------------------------------------
     Money Market and Government   .45% of first $250 million of net assets;
       Obligations Money Market    .40% of next $250 million of net assets;
       Portfolios                  .35% of net assets in excess of $500 million.

     Municipal Money Market        .35% of first $250 million of net assets;
       Portfolio                   .30% of next $250 million of net assets;
                                   .25% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 2001, advisory fees and waivers for the investment portfolios were as follows:

                                                          GROSS                             NET
                                                        ADVISORY                          ADVISORY
                                                           FEE           WAIVER             FEE
                                                       ----------      ----------        ----------
     Money Market Portfolio                            $2,414,451      $(980,543)        $1,433,908
     Municipal Money Market Portfolio                     245,031       (241,612)             3,419
     Government Obligations Money Market Portfolio        230,023       (116,937)           113,086

     The investment advisor has agreed to reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the cap. For the six months ended February 28, 2001 the reimbursed expenses were $10,676 for the Money Market Portfolio. For the Municipal Money Market, other expenses reimbursed were $14,164.

     PFPC Trust Co. serves as custodian for each of the Fund's portfolios. PFPC serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly owned subsidiaries of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 2001, no fees were waived. Transfer agency fees were as follows:

                                                              TRANSFER AGENCY
                                                                    FEE
                                                              ---------------
Money Market Portfolio
     Bedford Class                                               $123,985
     Cash Preservation Class                                           --
     Principal Class                                                   --
     Sansom Street Class                                          145,465
     Select Class*                                                  3,395
                                                                 --------
        Total Money Market Portfolio                             $272,845
                                                                 ========
Municipal Money Market Portfolio
     Bedford Class                                               $ 10,704
     Cash Preservation Class                                          381
                                                                 --------
        Total Municipal Money Market Portfolio                   $ 11,085
                                                                 ========
Government Obligations Money Market Portfolio
     Bedford Class                                               $  5,672
                                                                 ========
*The Select Class of shares was liquidated on January 31, 2001.

     In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of the Portfolio's average daily net assets. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for the Portfolio. For the six months ended February 28, 2001, the administration fee and waiver for the portfolio were as follows:

                                                 GROSS                               NET
                                            ADMINISTRATION                     ADMINISTRATION
                                                  FEE            WAIVER              FEE
                                            --------------      ---------      ---------------
     Municipal Money Market Portfolio           $70,009         $(15,953)          $54,056

     The Fund on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Fund has entered into Distribution Contracts with PFPC Distributors Inc. ("PFPC Distributors"). PFPC Distributors is a wholly owned subsidiary of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc.

     The contracts provide for each class to make payments, based on average net assets to PFPC Distributors of up to .65% on an annual basis for the Bedford, Cash Preservation, and Principal Classes and up to .20% on an annualized basis for the Sansom Street Class. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") served as the Fund's distributor pursuant to the same compensation arrangement as PFPC Distributors.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For the period September 1, 2000 through January 1, 2001, distribution fees paid to PDI were as follows:

                                                                  DISTRIBUTION
                                                                       FEE
                                                                  ------------
             Money Market Portfolio
                 Bedford Class                                     $1,006,789
                 Cash Preservation Class                                  417
                 Principal Class                                      303,527
                 Sansom Street Class                                   46,718
                                                                   ----------
                     Total Money Market Portfolio                  $1,357,451
                                                                   ==========
             Municipal Money Market Portfolio
                 Bedford Class                                     $  296,131
                 Cash Preservation Class                                  270
                                                                   ----------
                     Total Municipal Money Market Portfolio        $  296,401
                                                                   ==========
             Government Obligations Money Market Portfolio
                 Bedford Class                                     $  209,734
                                                                   ==========

     For the period January 2, 2001 through February 28, 2001, distribution fees paid to PFPC Distributors were as follows:

                                                                  DISTRIBUTION
                                                                       FEE
                                                                  ------------
             Money Market Portfolio
                 Bedford Class                                      $557,103
                 Cash Preservation Class                                 195
                 Principal Class                                     165,132
                 Sansom Street Class                                  20,557
                                                                    --------
                     Total Money Market Portfolio                   $742,987
                                                                    ========
             Municipal Money Market Portfolio
                 Bedford Class                                      $158,587
                 Cash Preservation Class                                 123
                                                                    --------
                     Total Municipal Money Market Portfolio         $158,710
                                                                    ========
             Government Obligations Money Market Portfolio
                 Bedford Class                                      $112,705
                                                                    ========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 28, 2001 service organization fees were $6,613 for the Money Market Portfolio.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)


NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:


                                                         MONEY MARKET PORTFOLIO             MUNICIPAL MONEY MARKET PORTFOLIO
                                                  ------------------------------------    ------------------------------------
                                                       FOR THE              FOR THE            FOR THE             FOR THE
                                                   SIX MONTHS ENDED       YEAR ENDED      SIX MONTHS ENDED       YEAR ENDED
                                                  FEBRUARY 28, 2001    AUGUST 31, 2000    FEBRUARY 28, 2001    AUGUST 31, 2000
                                                  -----------------    ---------------    -----------------    ---------------
                                                     (UNAUDITED)                             (UNAUDITED)
                                                        VALUE                VALUE             VALUE                VALUE
                                                  -----------------    ---------------    -----------------    ---------------
     Shares sold:
         Bedford Class                             $   433,960,416     $   866,092,657      $ 161,376,135       $ 240,430,505
         Cash Preservation Class                            54,322             462,203             43,985              62,468
         Janney Montgomery Scott Class*                         --       5,748,987,958                 --         389,880,620
         Principal Class                               298,524,968         534,885,343                 --                  --
         Sansom Street Class                           919,442,358       3,118,553,510                 --                  --
         Select Class**                                947,199,090       2,969,370,240                 --                  --
                                                   ---------------     ---------------      -------------       -------------
            Total Shares Sold                        2,599,181,154      13,238,351,911        161,420,120         630,373,593
     Shares issued on reinvestment of dividends:
         Bedford Class                                  13,563,546          21,403,595          2,320,124           3,875,706
         Cash Preservation Class                             9,050              13,920              3,176               6,129
         Janney Montgomery Scott Class*                         --          54,694,717                 --           3,013,665
         Principal Class                                 6,883,017          11,245,950                 --                  --
         Sansom Street Class                               402,129          13,899,819                 --                  --
                                                   ---------------     ---------------      -------------       -------------
            Total Shares Reinvested                     20,857,742         101,258,001          2,323,300           6,895,500
     Shares repurchased:
         Bedford Class                                (342,188,868)       (792,698,785)      (140,896,786)       (272,492,533)
         Cash Preservation Class                          (149,220)           (194,641)           (57,240)            (83,714)
         Janney Montgomery Scott Class*                         --      (6,892,100,877)                --        (507,435,149)
         Principal Class                              (246,598,269)       (547,145,226)                --                  --
         Sansom Street Class                        (1,002,933,427)     (3,647,602,057)                --                  --
         Select Class**                             (1,352,404,759)     (2,794,216,623)                --                  --
                                                   ---------------     ---------------      -------------       -------------
            Total Shares Repurchased                (2,944,274,543)    (14,673,958,209)      (140,954,026)       (780,011,396)
                                                   ---------------     ---------------      -------------       -------------
     Net increase (decrease)                       $  (324,235,647)    $(1,334,348,297)     $  22,789,394       $(142,742,303)
                                                   ===============     ===============      =============       =============
     Bedford Shares authorized                       1,500,000,000       1,500,000,000        500,000,000         500,000,000
                                                   ===============     ===============      =============       =============

* The Janney Montgomery Scott Class of shares was liquidated on July 31, 2000. ** The Select Class of shares was liquidated on January 31, 2001

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

NOTE 3. CAPITAL SHARES (CONTINUED)

                                                                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                                                  --------------------------------------------
                                                                       FOR THE                    FOR THE
                                                                  SIX MONTHS ENDED              YEAR ENDED
                                                                  FEBRUARY 28, 2001           AUGUST 31, 2000
                                                                  -----------------           ----------------
                                                                    (UNAUDITED)
                                                                       VALUE                       VALUE
                                                                  -----------------           ----------------
      Shares sold:
           Bedford Class                                            $108,556,799               $   270,056,423
           Janney Montgomery Scott Class*                                     --                 1,451,470,056
                                                                    ------------               ---------------
             Total Shares Sold                                       108,556,799                 1,721,526,479
      Shares issued on reinvestment of dividends:
           Bedford Class                                               2,746,728                     4,991,533
           Janney Montgomery Scott Class*                                     --                    16,792,074
                                                                    ------------               ---------------
             Total Shares Reinvested                                   2,746,728                    21,783,607
      Shares repurchased:
           Bedford Class                                             (67,381,016)                 (294,238,125)
           Janney Montgomery Scott Class*                                     --                (1,837,667,391)
                                                                    ------------               ---------------
             Total Shares Repurchased                                (67,381,016)               (2,131,905,516)
                                                                    ------------               ---------------
      Net increase (decrease)                                       $ 43,922,511               $  (388,595,430)
                                                                    ============               ===============
      Bedford Shares authorized                                      500,000,000                   500,000,000
                                                                    ============               ===============

*The Janney Montgomery Scott Class of shares was liquidated on July 31, 2000.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

NOTE 4. NET ASSETS

     At February 28, 2001, net assets consisted of the following:

                                                                                                GOVERNMENT
                                                                                  MUNICIPAL     OBLIGATIONS
                                                              MONEY MARKET      MONEY MARKET    MONEY MARKET
                                                                PORTFOLIO         PORTFOLIO     PORTFOLIO
                                                             --------------     ------------    ------------
Paid-in capital                                              $1,080,592,416     $145,097,048    $137,780,632
Accumulated net realized gain/(loss) on investments                   6,771          (29,613)        (56,800)
                                                             -------------      ------------    ------------
   Total net assets                                          $1,080,599,187     $145,067,435    $137,723,832
                                                             ==============     ============    ============

NOTE 5. CAPITAL LOSS CARRYOVER

     At August 31, 2000 capital loss carryovers were available to offset future realized gains as follows: $102,186 in the Money Market Portfolio of which $56,029 expires in 2006 and $46,157 expires in 2008; $18,493 in the Municipal Money Market Portfolio of which, $1,058 expires in 2001, $9,789 expires in 2002, $674 expires in 2004, $3,917 expires in 2005, and $3,055 expires in 2006;
$58,118 in the Government Obligations Money Market Portfolio of which $12,275 expires in 2004, $1,291 expires in 2005, $5,792 expires in 2006, $37,984 expires in 2007 and $776 expires in 2008.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers three other classes of shares representing interest in the Money Market Portfolio: Cash Preservation, Sansom Street, and Principal. The Fund currently offers one other class of shares representing interest in the Municipal Money Market Portfolio: Cash Preservation. Each class is marketed to different types of investors. Financial Highlights of the Cash Preservation class is not represented in this report due to its immateriality. Such information is available in the annual report of its respective family. The financial highlights of certain of the other classes are as follows:

THE SANSOM STREET FAMILY (a)

                                                                               MONEY MARKET PORTFOLIO
                                              -------------------------------------------------------------------------------------
                                                   FOR THE           FOR THE          FOR THE          FOR THE          FOR THE
                                                  SIX MONTHS          YEAR             YEAR             YEAR             YEAR
                                                    ENDED             ENDED            ENDED            ENDED            ENDED
                                              FEBRUARY 28, 2001  AUGUST 31, 2000  AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997
                                              -----------------  ---------------  ---------------  ---------------  ---------------
                                                 (UNAUDITED)
Net asset value, beginning of year or period .     $   1.00          $   1.00         $   1.00         $   1.00         $   1.00
                                                   --------          --------         --------         --------         --------
Income from investment operations:
   Net investment income .....................       0.0303           0.0560            0.0473           0.0520           0.0510
                                                   --------          --------         --------         --------         --------
     Total net income from investment
       operations ............................       0.0303           0.0560            0.0473           0.0520           0.0510
                                                   --------          --------         --------         --------         --------
Less distributions
   Dividends (from net investment income) ....      (0.0303)          (0.0560)         (0.0473)         (0.0520)         (0.0510)
                                                   --------          --------         --------         --------         --------
     Total distributions .....................      (0.0303)          (0.0560)         (0.0473)         (0.0520)         (0.0510)
                                                   --------          --------         --------         --------         --------
Net asset value, end of year or period .......     $   1.00          $   1.00         $   1.00         $   1.00         $   1.00
                                                   ========          ========         ========         ========         ========
Total Return .................................      3.06%(b)            5.75%            4.83%            5.34%            5.22%
Ratios/Supplemental Data
   Net assets, end of year or period (000) ...     $243,656          $326,745         $841,887         $684,066         $570,018
   Ratios of expenses to average net assets ..    .49%(c)(d)           .49%(c)          .49%(c)          .49%(c)          .49%(c)
   Ratios of net investment income to
     average net assets ......................      6.12%(d)             5.42%           4.73%            5.20%            5.10%

(a) Financial highlights relate solely to the Sansom Street Class of shares within the portfolio.

(b) Non-Annualized.

(c) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .66% for the six months ended February 28, 2001, .61%, .62%, .62% and .64% for the years ended August 31, 2000, 1999, 1998 and 1997, respectively.

(d) Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)


NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE PRINCIPAL FAMILY (a)

                                                                               MONEY MARKET PORTFOLIO
                                                           ----------------------------------------------------------
                                                                FOR THE             FOR THE
                                                               SIX MONTHS             YEAR           FOR THE PERIOD
                                                                 ENDED               ENDED          JUNE 1, 1999 TO
                                                           FEBRUARY 28, 2001    AUGUST 31, 2000    AUGUST 31, 1999(b)
                                                           -----------------    ---------------    ------------------
                                                              (UNAUDITED)
Net asset value, beginning of year or period ...........        $   1.00            $   1.00            $   1.00
                                                                --------            --------            --------
Income from investment operations:
   Net investment income ...............................          0.0289              0.0532              0.0110
                                                                --------            --------            --------
     Total net income from investment operations .......          0.0289              0.0532              0.0110
                                                                --------            --------            --------
Less distributions
   Dividends (from net investment income) ..............         (0.0289)            (0.0532)            (0.0110)
                                                                --------            --------            --------
     Total distributions ...............................         (0.0289)            (0.0532)            (0.0110)
                                                                --------            --------            --------
Net asset value, end of year or period .................        $   1.00            $   1.00            $   1.00
                                                                ========            ========            ========
Total Return ...........................................         2.92%(c)              5.46%             1.10%(e)

Ratios /Supplemental Data
   Net assets, end of period (000) .....................        $276,333            $217,520            $218,530
   Ratios of expenses to average net assets ............       .77%(d)(e)             .77%(d)          .77%(d)(e)
   Ratios of net investment income to
     average net assets ................................         5.81%(e)              5.32%             4.36%(e)

(a) Financial highlights relate solely to the Principal Family of shares within the portfolio.

(b) On June 1, 1999 the Money Market Portfolio's Principal Class began operations.

(c) Non-Annualized.

(d) Without the waiver of advisory and transfer agent fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .83% for the six months ended February 28, 2001, .85% and .85% for the periods ended August 31, 2000 and 1999, respectively.

(e) Annualized.

                                       23